Form N-1A Supplement	Jun. 24, 2025
ALPS | Kotak India ESG Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS | KOTAK INDIA ESG FUND
(the "Fund")

SUPPLEMENT DATED JUNE 24, 2025 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS
DATED FEBRUARY 28, 2025, AS SUBSEQUENTLY AMENDED

Important Notice Regarding Change in Investment Policy and Name

Effective August 23, 2025:

The Fund’s name is changed from “ALPS | Kotak India ESG Fund” to “Kotak India Equity Fund.”